SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life reinsurance in force
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		16,349,433	15,136,473	1,930,291
Assumed from other companies		349,064,323	295,171,940	167,198,163
Net amount		$ 332,714,890	$ 280,035,467	$ 165,267,872
Percentage of amount assumed to net		105.00%	105.00%	101.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 248,501	$ 261,760	$ 251,492
Ceded to other companies		474,121	446,565	374,235
Assumed from other companies		5,739,430	5,209,786	5,092,339
Net premiums earned		$ 5,513,810	$ 5,024,981	$ 4,969,596
Percentage of amount assumed to net		104.00%	104.00%	102.00%
Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	24,025	18,094	4,694
Assumed from other companies	[1]	1,184,604	944,752	778,754
Net premiums earned	[1]	$ 1,160,579	$ 926,658	$ 774,060
Percentage of amount assumed to net	[1]	102.00%	102.00%	101.00%
Accident and health [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	0	0	0
Assumed from other companies	[1]	51,369	43,132	25,147
Net premiums earned	[1]	$ 51,369	$ 43,132	$ 25,147
Percentage of amount assumed to net	[1]	100.00%	100.00%	100.00%
Property and casualty [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[1],[2]	$ 248,501	$ 261,760	$ 251,492
Ceded to other companies	[1],[2]	450,096	428,471	369,541
Assumed from other companies	[1],[2]	4,503,457	4,221,902	4,288,438
Net premiums earned	[1],[2]	$ 4,301,862	$ 4,055,191	$ 4,170,389
Percentage of amount assumed to net	[1],[2]	105.00%	104.00%	103.00%

[1]	In 2018, U.S. health business was reallocated from the Life and Health segment to the P&C segment as part of an internal organizational change. As a result, the impacted 2017 and 2016 comparatives have been reclassified to conform to current presentation.
[2]	P&C includes Specialty and U.S. health premiums.